Commitments and Contingencies (Details) - USD ($)		12 Months Ended
	Jan. 17, 2024	Dec. 31, 2024	Dec. 31, 2023	Apr. 02, 2024	Jan. 03, 2024	Jan. 02, 2024	Oct. 18, 2023
Commitments and Contingencies [Line Items]
Outstanding public warrants percentage		50.00%
Cash underwriting discount		2.00%
Deferred underwriting discount		3.50%
Gross proceeds		$ 8,704,270
Deferred underwriter fee							$ 8,704,270
Percentage of aggregate proceeds		0.30%
Advisory fee percentage		0.525%
Reimbursement receivable and deferred advisory fee		$ 1,155,000
Advisory fee expenses			$ 1,155,000
Aggregate share issued (in Shares)		1,610,000
Aggregate fair value of investor shares (in Shares)		1,610,000
Non redeeming shareholders par value (in Dollars per share)		$ 0.44
Capital contribution				$ 200,000		$ 350,000
Outstanding under the promissory note		$ 550,000
Equity value		365,000,000
Aggregated consideration		$ 90,000
Percentage of consideration		20.00%
Bitcoin amount		$ 54,750,000
Warrants [Member]
Commitments and Contingencies [Line Items]
Outstanding public warrants percentage		50.00%
Subscription Agreement [Member]
Commitments and Contingencies [Line Items]
Capital contribution				$ 200,000	$ 350,000
Outstanding under the promissory note		$ 550,000	$ 0
Class A Common Stock [Member]
Commitments and Contingencies [Line Items]
Outstanding public warrants percentage		50.00%
Investor Shares [Member]
Commitments and Contingencies [Line Items]
Aggregate share issued (in Shares)	1,112,500
Aggregate fair value of investor shares (in Shares)	1,112,500
Non-redemption shareholders	$ 838,825	$ 708,400
Non redeeming shareholders par value (in Dollars per share)	$ 0.754
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Gross proceeds		$ 4,973,868
Advisory fee percentage		0.825%